Loans and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Credit Risk Exposures for Loans Carried at Amortized Cost or FVTPL

The following table sets out our credit risk exposure for all loans carried at amortized cost or FVTPL. Stage 1 represents those performing loans carried with a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)				July 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	-	-	-	-
Very low	75,567	138	-	75,705
Low	20,513	2,698	-	23,211
Medium	12,639	4,875	-	17,514
High	99	425	-	524
Not rated	4,372	311	-	4,683
Impaired	-	-	417	417
Allowance for credit losses	14	34	17	65
Carrying amount	113,176	8,413	400	121,989
Loans: Consumer instalment and other personal
Exceptionally low	20,704	23	-	20,727
Very low	15,735	169	-	15,904
Low	9,992	343	-	10,335
Medium	10,161	4,139	-	14,300
High	383	1,412	-	1,795
Not rated	2,328	103	-	2,431
Impaired	-	-	497	497
Allowance for credit losses	84	306	134	524
Carrying amount	59,219	5,883	363	65,465
Loans: Credit cards
Exceptionally low	2,429	1	-	2,430
Very low	1,187	22	-	1,209
Low	919	187	-	1,106
Medium	1,947	890	-	2,837
High	129	443	-	572
Not rated	595	-	-	595
Impaired	-	-	-	-
Allowance for credit losses	42	203	-	245
Carrying amount	7,164	1,340	-	8,504
Loans: Business and government (1)
Acceptable
Investment grade	134,344	989	-	135,333
Sub-investment grade	94,577	11,107	-	105,684
Watchlist	-	5,063	-	5,063
Impaired	-	-	1,518	1,518
Allowance for credit losses	269	403	296	968
Carrying amount	228,652	16,756	1,222	246,630
Commitments and financial guarantee contracts
Acceptable
Investment grade	129,427	290	-	129,717
Sub-investment grade	45,286	7,227	-	52,513
Watchlist	-	2,079	-	2,079
Impaired	-	-	316	316
Allowance for credit losses	127	106	23	256
Carrying amount	174,586	9,490	293	184,369

(1)	Includes customers’ liability under acceptances.

(Canadian $ in millions)	October 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	-	-	-	-
Very low	76,314	125	-	76,439
Low	18,975	2,479	-	21,454
Medium	12,621	3,765	-	16,386
High	90	445	-	535
Not rated	4,250	181	-	4,431
Impaired	-	-	375	375
Allowance for credit losses	20	37	19	76
Carrying amount	112,230	6,958	356	119,544
Loans: Consumer instalment and other personal
Exceptionally low	20,236	20	-	20,256
Very low	13,364	222	-	13,586
Low	12,581	364	-	12,945
Medium	7,707	4,153	-	11,860
High	357	1,427	-	1,784
Not rated	2,105	168	-	2,273
Impaired	-	-	521	521
Allowance for credit losses	83	312	143	538
Carrying amount	56,267	6,042	378	62,687
Loans: Credit cards
Exceptionally low	2,403	4	-	2,407
Very low	1,140	11	-	1,151
Low	943	107	-	1,050
Medium	1,742	874	-	2,616
High	108	428	-	536
Not rated	568	1	-	569
Impaired	-	-	-	-
Allowance for credit losses	39	191	-	230
Carrying amount	6,865	1,234	-	8,099
Loans: Business and government (1)
Acceptable
Investment grade	109,774	2,148	-	111,922
Sub-investment grade	88,348	7,308	-	95,656
Watchlist	-	4,423	-	4,423
Impaired	-	-	1,040	1,040
Allowance for credit losses	232	355	208	795
Carrying amount	197,890	13,524	832	212,246
Commitments and financial guarantee contracts
Acceptable
Investment grade	116,108	1,722	-	117,830
Sub-investment grade	44,895	3,426	-	48,321
Watchlist	-	1,650	-	1,650
Impaired	-	-	242	242
Allowance for credit losses	108	96	27	231
Carrying amount	160,895	6,702	215	167,812

(1)	Includes customers’ liability under acceptances.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Summary of Continuity in Loss Allowance by Each Product Type

The following table shows the continuity in the loss allowance by each product type for the three months ended July 31, 2019:

(Canadian $ in millions)
For the three months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at April 30, 2019	16	37	44	97
Transfer to Stage 1	7	(6)	(1)	-
Transfer to Stage 2	(1)	2	(1)	-
Transfer to Stage 3	-	(3)	3	-
Net remeasurement of loss allowance	(9)	6	-	(3)
Loan originations	2	-	-	2
Derecognitions and maturities	(1)	(1)	-	(2)
Total Provision for Credit Losses (“PCL”) (1)	(2)	(2)	1	(3)
Write-offs	-	-	(6)	(6)
Recoveries of previous write-offs	-	-	7	7
Foreign exchange and other	-	-	(8)	(8)
Balance as at July 31, 2019	14	35	38	87
Loans: Consumer instalment and other personal
Balance as at April 30, 2019	86	324	128	538
Transfer to Stage 1	44	(42)	(2)	-
Transfer to Stage 2	(4)	18	(14)	-
Transfer to Stage 3	(1)	(32)	33	-
Net remeasurement of loss allowance	(40)	66	52	78
Loan originations	12	-	-	12
Derecognitions and maturities	(4)	(13)	-	(17)
Total PCL (1)	7	(3)	69	73
Write-offs	-	-	(80)	(80)
Recoveries of previous write-offs	-	-	25	25
Foreign exchange and other	(1)	(1)	(7)	(9)
Balance as at July 31, 2019	92	320	135	547
Loans: Credit cards
Balance as at April 30, 2019	77	231	-	308
Transfer to Stage 1	28	(28)	-	-
Transfer to Stage 2	(5)	5	-	-
Transfer to Stage 3	(1)	(46)	47	-
Net remeasurement of loss allowance	(24)	79	24	79
Loan originations	5	-	-	5
Derecognitions and maturities	(1)	(6)	-	(7)
Total PCL (1)	2	4	71	77
Write-offs	-	-	(91)	(91)
Recoveries of previous write-offs	-	-	20	20
Foreign exchange and other	-	1	-	1
Balance as at July 31, 2019	79	236	-	315
Loans: Business and government
Balance as at April 30, 2019	336	423	260	1,019
Transfer to Stage 1	31	(30)	(1)	-
Transfer to Stage 2	(16)	17	(1)	-
Transfer to Stage 3	(1)	(14)	15	-
Net remeasurement of loss allowance	(23)	91	89	157
Loan originations	53	-	-	53
Derecognitions and maturities	(28)	(22)	-	(50)
Total PCL (1)	16	42	102	160
Write-offs	-	-	(52)	(52)
Recoveries of previous write-offs	-	-	2	2
Foreign exchange and other	(1)	(4)	(15)	(20)
Balance as at July 31, 2019	351	461	297	1,109
Total as at July 31, 2019	536	1,052	470	2,058
Comprised of: Loans	409	946	447	1,802
Other credit instruments (2)	127	106	23	256

(1)	Excludes provision for credit losses on other assets of $(1) million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type for the nine months ended July 31, 2019:

(Canadian $ in millions)
For the nine months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at October 31, 2018	20	38	44	102
Transfer to Stage 1	21	(19)	(2)	-
Transfer to Stage 2	(2)	5	(3)	-
Transfer to Stage 3	-	(7)	7	-
Net remeasurement of loss allowance	(29)	21	7	(1)
Loan originations	5	-	-	5
Derecognitions and maturities	(1)	(3)	-	(4)
Total PCL (1)	(6)	(3)	9	-
Write-offs	-	-	(13)	(13)
Recoveries of previous write-offs	-	-	12	12
Foreign exchange and other	-	-	(14)	(14)
Balance as at July 31, 2019	14	35	38	87
Loans: Consumer instalment and other personal
Balance as at October 31, 2018	90	326	144	560
Transfer to Stage 1	131	(122)	(9)	-
Transfer to Stage 2	(13)	62	(49)	-
Transfer to Stage 3	(4)	(84)	88	-
Net remeasurement of loss allowance	(134)	168	112	146
Loan originations	35	-	-	35
Derecognitions and maturities	(12)	(30)	-	(42)
Total PCL (1)	3	(6)	142	139
Write-offs	-	-	(233)	(233)
Recoveries of previous write-offs	-	-	97	97
Foreign exchange and other	(1)	-	(15)	(16)
Balance as at July 31, 2019	92	320	135	547
Loans: Credit cards
Balance as at October 31, 2018	74	219	-	293
Transfer to Stage 1	78	(78)	-	-
Transfer to Stage 2	(16)	16	-	-
Transfer to Stage 3	(1)	(125)	126	-
Net remeasurement of loss allowance	(68)	221	58	211
Loan originations	15	-	-	15
Derecognitions and maturities	(3)	(18)	-	(21)
Total PCL (1)	5	16	184	205
Write-offs	-	-	(250)	(250)
Recoveries of previous write-offs	-	-	66	66
Foreign exchange and other	-	1	-	1
Balance as at July 31, 2019	79	236	-	315
Loans: Business and government
Balance as at October 31, 2018	298	408	209	915
Transfer to Stage 1	139	(135)	(4)	-
Transfer to Stage 2	(41)	53	(12)	-
Transfer to Stage 3	(1)	(41)	42	-
Net remeasurement of loss allowance	(141)	230	159	248
Loan originations	163	-	-	163
Derecognitions and maturities	(75)	(57)	-	(132)
Total PCL (1)	44	50	185	279
Write-offs	-	-	(123)	(123)
Recoveries of previous write-offs	-	-	61	61
Foreign exchange and other	9	3	(35)	(23)
Balance as at July 31, 2019	351	461	297	1,109
Total as at July 31, 2019	536	1,052	470	2,058
Comprised of: Loans	409	946	447	1,802
Other credit instruments (2)	127	106	23	256

(1)	Excludes provision for credit losses on other assets of $(4) million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type for the three months ended July 31, 2018:

(Canadian $ in millions)
For the three months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at April 30, 2018	19	31	46	96
Transfer to Stage 1	7	(6)	(1)	-
Transfer to Stage 2	-	2	(2)	-
Transfer to Stage 3	-	(1)	1	-
Net remeasurement of loss allowance	(7)	11	9	13
Loan originations	2	-	-	2
Derecognitions and maturities	(1)	(1)	-	(2)
Total PCL (1)	1	5	7	13
Write-offs	-	-	(5)	(5)
Recoveries of previous write-offs	-	-	1	1
Foreign exchange and other	1	1	(4)	(2)
Balance as at July 31, 2018	21	37	45	103
Loans: Consumer instalment and other personal
Balance as at April 30, 2018	86	328	147	561
Transfer to Stage 1	44	(41)	(3)	-
Transfer to Stage 2	(3)	20	(17)	-
Transfer to Stage 3	(1)	(29)	30	-
Net remeasurement of loss allowance	(40)	81	39	80
Loan originations	10	-	-	10
Derecognitions and maturities	(5)	(13)	-	(18)
Total PCL (1)	5	18	49	72
Write-offs	-	-	(75)	(75)
Recoveries of previous write-offs	-	-	28	28
Foreign exchange and other	(1)	2	(3)	(2)
Balance as at July 31, 2018	90	348	146	584
Loans: Credit cards
Balance as at April 30, 2018	77	246	-	323
Transfer to Stage 1	33	(33)	-	-
Transfer to Stage 2	(6)	6	-	-
Transfer to Stage 3	-	(51)	51	-
Net remeasurement of loss allowance	(34)	75	2	43
Loan originations	4	-	-	4
Derecognitions and maturities	(1)	(11)	-	(12)
Total PCL (1)	(4)	(14)	53	35
Write-offs	-	-	(79)	(79)
Recoveries of previous write-offs	-	-	26	26
Foreign exchange and other	-	1	-	1
Balance as at July 31, 2018	73	233	-	306
Loans: Business and government
Balance as at April 30, 2018	291	368	233	892
Transfer to Stage 1	44	(40)	(4)	-
Transfer to Stage 2	(8)	12	(4)	-
Transfer to Stage 3	(1)	(22)	23	-
Net remeasurement of loss allowance	(54)	81	53	80
Loan originations	51	-	-	51
Derecognitions and maturities	(25)	(31)	-	(56)
Model changes	(7)	(3)	-	(10)
Total PCL (1)	-	(3)	68	65
Write-offs	-	-	(60)	(60)
Recoveries of previous write-offs	-	-	14	14
Foreign exchange and other	1	3	(9)	(5)
Balance as at July 31, 2018	292	368	246	906
Total as at July 31, 2018	476	986	437	1,899
Comprised of: Loans	369	882	409	1,660
Other credit instruments (2)	107	104	28	239

(1)	Excludes provision for credit losses on other assets of $1 million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type for the nine months ended July 31, 2018:

(Canadian $ in millions)
For the nine months ended	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at November 1, 2017	16	34	49	99
Transfer to Stage 1	25	(23)	(2)	-
Transfer to Stage 2	(1)	6	(5)	-
Transfer to Stage 3	-	(7)	7	-
Net remeasurement of loss allowance	(26)	31	14	19
Loan originations	8	-	-	8
Derecognitions and maturities	(2)	(4)	-	(6)
Total PCL (1)	4	3	14	21
Write-offs	-	-	(15)	(15)
Recoveries of previous write-offs	-	-	5	5
Foreign exchange and other	1	-	(8)	(7)
Balance as at July 31, 2018	21	37	45	103
Loans: Consumer instalment and other personal
Balance as at November 1, 2017	76	357	137	570
Transfer to Stage 1	171	(160)	(11)	-
Transfer to Stage 2	(17)	82	(65)	-
Transfer to Stage 3	(3)	(132)	135	-
Net remeasurement of loss allowance	(151)	235	113	197
Loan originations	28	-	-	28
Derecognitions and maturities	(14)	(36)	-	(50)
Total PCL (1)	14	(11)	172	175
Write-offs	-	-	(219)	(219)
Recoveries of previous write-offs	-	-	67	67
Foreign exchange and other	-	2	(11)	(9)
Balance as at July 31, 2018	90	348	146	584
Loans: Credit cards
Balance as at November 1, 2017	83	254	-	337
Transfer to Stage 1	149	(149)	-	-
Transfer to Stage 2	(32)	32	-	-
Transfer to Stage 3	(1)	(152)	153	-
Net remeasurement of loss allowance	(139)	282	13	156
Loan originations	15	-	-	15
Derecognitions and maturities	(2)	(35)	-	(37)
Total PCL (1)	(10)	(22)	166	134
Write-offs	-	-	(242)	(242)
Recoveries of previous write-offs	-	-	76	76
Foreign exchange and other	-	1	-	1
Balance as at July 31, 2018	73	233	-	306
Loans: Business and government
Balance as at November 1, 2017	268	410	234	912
Transfer to Stage 1	95	(90)	(5)	-
Transfer to Stage 2	(21)	35	(14)	-
Transfer to Stage 3	(1)	(50)	51	-
Net remeasurement of loss allowance	(99)	135	139	175
Loan originations	117	-	-	117
Derecognitions and maturities	(59)	(71)	-	(130)
Model changes	(7)	(3)	-	(10)
Total PCL (1)	25	(44)	171	152
Write-offs	-	-	(190)	(190)
Recoveries of previous write-offs	-	-	45	45
Foreign exchange and other	(1)	2	(14)	(13)
Balance as at July 31, 2018	292	368	246	906
Total as at July 31, 2018	476	986	437	1,899
Comprised of: Loans	369	882	409	1,660
Other credit instruments (2)	107	104	28	239

(1)	Excludes provision for credit losses on other assets of $5 million.
(2)	Recorded in other liabilities on the Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region

Loans and allowance for credit losses by geographic region are as follows:

(Canadian $ in millions)	July 31, 2019				October 31, 2018
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount
By geographic region (1):
Canada	255,070	192	732	254,146	243,261	189	689	242,383
United States	154,107	255	608	153,244	132,789	181	574	132,034
Other countries	10,472	-	15	10,457	9,580	-	6	9,574
Total	419,649	447	1,355	417,847	385,630	370	1,269	383,991

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $23 million for other credit instruments, which is included in other liabilities ($27 million as at October 31, 2018).
(3)	Excludes allowance for credit losses on performing loans of $233 million for other credit instruments, which is included in other liabilities ($204 million as at October 31, 2018).

 Certain comparative figures have been reclassified to conform with the current period’s presentation.